Employee Benefit Plans - 401(k) Profit Sharing Plan (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2012
Retirement Benefits [Abstract]
Maximum annual contributions per employee, percent	40.00%
Employer matching contribution, percent of match, amount per dollar				0.375
Employer matching contribution, percent of employees' gross pay				6.00%
Defined contribution plan, cost recognized	$ 26	$ 26	$ 23